Fixed assets and assets held for sale (Tables)	6 Months Ended
Jun. 30, 2023
Fixed Assets And Assets Held For Sale
Fixed assets and assets held for sale - Vessels, net and advances for vessels under construction (Table)
	Vessel cost	Accumulated depreciation	Net book value
Balance as of January 1, 2023	$2,003,658	$(221,761)	$1,781,897
Vessel acquisitions	545,889	–	545,889
Improvements	16,665	–	16,665
Depreciation for the period	–	(39,561)	(39,561)
Impairment of vessel	(7,956)	–	(7,956)
Classification as asset held for sale	(45,007)	23,667	(21,340)
Balance as of June 30, 2023	$2,513,249	$(237,655)	$2,275,594

Fixed assets and assets held for sale - Assets held for sale (Table)
Assets held for sale
Balance as at January 1, 2023	$–
Vessel held for sale	21,340
Inventories	954
Balance as at June 30, 2023	$22,294